HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

(each, a “Fund” and together, the “Funds”)

	Class A	Class C	Class Z
Highland Floating Rate Opportunities Fund	HFRAX	HFRCX	HFRZX

Highland Opportunistic Credit Fund	HNRAX	HNRCX	HNRZX

Supplement dated May 18, 2015 to the Summary Prospectus and Prospectus for each Fund, each dated October 31, 2014, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for each Fund and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Chris Mawn has been added as a portfolio manager for the Highland Floating Rate Opportunities Fund and will no longer serve as a portfolio manager for the Highland Opportunistic Credit Fund. All references to Mr. Mawn contained in the Summary Prospectus for Highland Opportunistic Credit Fund and Prospectus, with respect to the Highland Opportunistic Credit Fund only, are hereby deleted.

Effective immediately, Trey Parker has been added as a portfolio manager for the Highland Opportunistic Credit Fund.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Highland Floating Rate Opportunities Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Mark Okada	2 years	Portfolio Manager
Chris Mawn	Less than 1 year	Portfolio Manager

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Highland Opportunistic Credit Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
James D. Dondero[1]	Since July 2014	Portfolio Manager
Trey Parker	Less than 1 year	Portfolio Manager

 1 Mr. Dondero managed the HSSF Predecessor Fund since its inception on May 18, 2005.

Portfolio Manager Biographies

Effective immediately, the following paragraph is added to the section entitled “Floating Rate Opportunities Fund” under the heading “Management of the Funds – About the Fund’s Portfolio Managers – Portfolio Manager Biographies” in the Prospectus:

Mr. Mawn is Managing Director of Research at Highland where he is responsible for investments across senior secured loans, high yield bonds, stressed and distressed corporate credit, structured credit, and preferred and common equities. Previously at Highland, he served as Director of Research, Senior Credit Trader, and Portfolio Manager in the Distressed and Special Situations Group covering distressed and special situation credit and equity investments. Prior to joining Highland in December 2003, Mr. Mawn worked as a management consultant at Deloitte Consulting where he focused on business strategy and merger integration. Prior to that, he worked at Electronic Data Systems (now HP) in corporate strategy and sales and marketing. Formerly, Mr. Mawn served as an Officer in the United States Marine Corps with 3rd Infantry Battalion, 2nd Marine Regiment and later with 3rd Force Reconnaissance Company. He received an MBA in Finance with Honors from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. He received a BA from Dartmouth College where he was the starting Tight End on two back-to-back Ivy League Football Championship Teams.

Effective immediately, the following paragraph is added to the section entitled “Opportunistic Credit Fund” under the heading “Management of the Funds – About the Fund’s Portfolio Managers – Portfolio Manager Biographies” in the Prospectus:

Mr. Parker is Partner and Head of Credit at Highland. Mr. Parker is responsible for managing the Credit Team/Platform. Prior to his current role, Mr. Parker was a Portfolio Manager covering a number of the industrial verticals, as well as parts of Technology, Media and Telecommunications; he also worked as a Senior Portfolio Analyst on the Distressed & Special Situations investment team. Prior to joining Highland in March 2007, Mr. Parker was a Senior Associate at Hunt Special Situations Group, L.P., a private equity group focused on distressed and special situation investing. Mr. Parker was responsible for sourcing, executing and monitoring control private equity investments across a variety of industries. Prior to joining Hunt in 2004, Mr. Parker was an analyst at BMO Merchant Banking, a private equity group affiliated with the Bank of Montreal (“BMO”). While at BMO, Mr. Parker completed a number of leveraged buyouts and mezzanine investment transactions. Prior to joining BMO, Mr. Parker worked in sales and trading for First Union Securities and Morgan Stanley. Mr. Parker received an MBA with concentrations in Finance, Strategy and Entrepreneurship from the University of Chicago Booth School of Business and a BA in Economics and Business from the Virginia Military Institute. Mr. Parker serves on the Board of Directors of Euramax Holdings, Inc., TerreStar Corporation, JHT Holdings, Inc., and a non-profit organization, the Juvenile Diabetes Research Foundation (Dallas chapter).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

HFI-SUP-5/18/15

HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

(each, a “Fund” and together, the “Funds”)

	Class A	Class C	Class Z
Highland Floating Rate Opportunities Fund	HFRAX	HFRCX	HFRZX

Highland Opportunistic Credit Fund	HNRAX	HNRCX	HNRZX

Supplement dated May 18, 2015 to the Statement of Additional Information (“SAI”) for each Fund, dated October 31, 2014, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with the SAI.

Effective immediately, Chris Mawn has been added as a portfolio manager for the Highland Floating Rate Opportunities Fund (“Floating Rate Opportunities Fund”) and will no longer serve as a portfolio manager for the Highland Opportunistic Credit Fund (“Opportunistic Credit Fund”). All references to Mr. Mawn contained in the SAI, with respect to Opportunistic Credit Fund only, are hereby deleted.

Effective immediately, Trey Parker has been added as a portfolio manager for the Opportunistic Credit Fund.

Information Regarding Portfolio Managers

Effective immediately, the first paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 45 is deleted in its entirety and replaced with the following:

The portfolio managers of Floating Rate Opportunities Fund are Mark Okada and Chris Mawn. The following tables provide information about funds and accounts, other than the Fund, for which the portfolio managers are primarily responsible for day-to-day portfolio management.

Effective immediately, the seventh paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 45 is deleted in its entirety and replaced with the following:

The portfolio managers of Opportunistic Credit Fund are James D. Dondero and Trey Parker. The following tables provide information about funds and accounts, other than the Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management.

Effectively immediately, the following information supplements the tables appearing on pages 46 and 47 in the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS”:

Floating Rate Opportunities Fund

As of April 30, 2015, Chris Mawn managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Opportunistic Credit Fund

As of April 30, 2015, Trey Parker managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$309	1	$189
Other Accounts:	3	$1,106	2	$424

Ownership of Securities

Effective immediately, the first paragraph and table under the section entitled “Ownership of Securities” on page 48 are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds. This information is provided as of May 8, 2015.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager[1]
Mark Okada	Floating Rate Opportunities Fund	$500,001 - $1,000,000
Chris Mawn	Floating Rate Opportunities Fund	$100,001 - $500,000
Jonathan Lamensdorf	Long/Short Equity Fund	$500,001 - $1,000,000
Michael D. Gregory	Long/Short Healthcare Fund	$100,001 - $500,000
James D. Dondero	Opportunistic Credit Fund	Over $1,000,000
Trey Parker	Opportunistic Credit Fund	$100,001 - $500,000

1 Messrs. Mawn’s, Gregory’s and Parker’s beneficial ownership of these shares includes the value of deferred compensation payments that are determined as if the amount had been invested, as of the date awarded, in shares of the respective Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE

HFI-SUP-5/18/15